S000016644 [Member] Expense Example - Western Asset California Municipals Fund	Feb. 28, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,622
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	980
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	467
Expense Example, with Redemption, 3 Years	663
Expense Example, with Redemption, 5 Years	875
Expense Example, with Redemption, 10 Years	1,486
Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	624
Expense Example, with Redemption, 10 Years	1,395
Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	391
Expense Example, with Redemption, 10 Years	$ 879